Document and Entity Information	Nov. 04, 2021
Cover [Abstract]
Entity Registrant Name	Fortive Corp
Amendment Flag	true
Entity Central Index Key	0001659166
Document Type	8-K/A
Document Period End Date	Nov. 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-37654
Entity Tax Identification Number	47-5654583
Entity Address, Address Line One	6920 Seaway Blvd
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98203
City Area Code	425
Local Phone Number	446-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	FTV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 amends the Prior 8-K to provide that, on January 25, 2022, the Board appointed Mr. Lassiter as a member of the Compensation Committee of the Board effective on that date.